Accruals and other payables	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Accruals and other payables

26. Accruals and other payables

	2024	2024	2023
	US$	HK$	HK$

Accruals	2,489,214	19,335,471	17,913,415
Other payables (Note a)	738,980	5,740,176	5,342,137

	3,228,194	25,075,647	23,255,552

Note a:	Other payables included HK$2,290,851 related to customer loyalty programmes. The loyalty points give rise to a separate performance obligation because they provide a material right to the customer and a portion of the transaction price was allocated to the loyalty points awarded to customers.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024, 2023 and 2022